Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net Loss	$ (1,299,111)	$ (213,685)	$ (626,361)	$ (467,434)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve	39,089	0	(9,270)	26,528
Depreciation expense	1,090	914	2,181	1,130
Amortization of debt discount	336,713	0	81,342	0
Stock base compensation	457,377	0
Changes in Operating Assets and Liabilities:
Accounts receivable	26,311	14,043	(747)	81,325
Accounts receivable-related party	(18,636)	0	9,768	(10,332)
Inventories	(57,966)	20,179	30,333	(53,258)
Prepaid expenses	6,613	636	(318)	6,999
Deposits	0	13,116	17,516	0
Accounts payable and accrued liabilities	(47,649)	9,743	80,743	92,585
Customer deposit	28,285	47,145	(30,392)	(77,903)
Income taxes payable	(800)	(800)
Deferred rent	0	(468)	(468)	(443)
Net cash flows used in operating activities	(528,684)	(109,177)	(445,673)	(400,803)
Cash Flows from Investing Activities:
Purchase of property and equipment			0	(8,239)
Net cash flows used in investing activities			0	(8,239)
Cash Flows from Financing Activities:
Proceeds from convertible note payable	0	420,000	500,000	0
Repayment of convertible notes	(548,949)	0	0	(63,368)
Shares issued for convertible notes	548,949	0
Proceeds from shareholders loan	50,000	0
Proceeds from sale of common stock	3,805,488	0
Repayment to related parties	(548,949)	0	0	(63,368)
Repayment to shareholders			0	(19,534)
Net cash flows provided by (used in) financing activities	3,855,512	420,000	500,000	(82,902)
Net Change in Cash and Cash Equivalents	3,326,828	310,823	54,327	(491,944)
Cash and cash equivalents - Beginning of Period	394,398	340,071	340,071
Cash and cash equivalents - End of Period	3,721,226	650,896	394,398	340,071
Supplemental Disclosures for Statement of Cash Flows:
Interest paid	0	0	105,831	501
Income tax paid	$ 15	$ 800	$ 694	$ 495